Income Taxes - Schedule of Components of Income Tax Expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Canadian
Earnings before income taxes	CAD 461	CAD 357
Current income taxes	41	66
Deferred income taxes	16	(23)
Total Canadian	57	43
Foreign
Earnings before income taxes	1,252	501
Current income taxes	3	(19)
Deferred income taxes	528	121
Total Foreign	531	102
Income tax expense	CAD 588	CAD 145